Summary of Significant Accounting Policies Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment	3
Advertising costs	$ 26	$ 25	$ 22
Excise and sales taxes	$ 274	$ 285	$ 332
Percentage of qualifying income	90.00%	90.00%	90.00%
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,970	$ 2,796
Lessee, Operating Lease, Term of Contract	40 years
Advertising costs	$ 26	25	$ 22
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	5 years
Lessee, Operating Lease, Term of Contract	5 years
Lessee, Operating Lease, Renewal Term	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	20 years
Lessee, Operating Lease, Term of Contract	30 years
Lessee, Operating Lease, Renewal Term	20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,490	1,383
Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Underground Storage Tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Asset Retirement Obligation Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13	$ 14
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Land and Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Lessee, Operating Lease, Renewal Term	1 year
Land and Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Term of Contract	15 years
Lessee, Operating Lease, Renewal Term	20 years